CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND

Supplement dated January 7, 2022, to the Statement of Additional Information (the “SAI”) dated September 30, 2021, as amended and restated October 15, 2021

Effective immediately, the Officers table in the “Trustees and Officers” section of the SAI beginning on page 40 is deleted in its entirety and replaced with the following:

Name and Year of Birth	Position with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation for the Past Five Years
Garrett R. D’Alessandro Year of Birth: 1957	President and Chief Executive Officer	2018-2021 and 2022-present	Chief Executive Officer, City National Rochdale (1986–present); Chief Investment Officer, City National Rochdale (2016-2018); President and Chief Executive Officer, City National Rochdale Funds (2013-2021 and 2022-present), City National Rochdale Select Strategies Fund (the “Select Strategies Fund”) (2016-2021 and 2022-present), and City National Rochdale Strategic Credit Fund (the “Strategic Credit Fund”) (2018-2022 and 2022-present).
Andrew Metzger SEI Investments One Freedom Valley Drive Oaks, Pennsylvania 19456 Year of Birth: 1980	Treasurer (Principal Financial and Accounting Officer and Controller)	Since 2021	Director of Fund Accounting, SEI Investments Company (2020-present). Senior Director, Embark Consulting, LLC (2019-2020). Senior Manager, PricewaterhouseCoopers LLP (2002-2019). Treasurer (Principal Financial and Accounting Officer and Controller), City National Rochdale Funds, Select Strategies Fund and Strategic Credit Fund (April 2021-present).
Michael Carbone Year of Birth: 1975	Chief Compliance Officer (“CCO”) and Anti-Money Laundering Officer (“AML Officer”)	Since 2021	Senior Vice President and Chief Compliance Officer, City National Bank (2020-present); CCO and AML Officer, City National Rochdale Funds, Select Strategies Fund and Strategic Credit Fund (September 2021-present); Director of Compliance, Citizens Bank, N.A. (2017-2020); Head of Enterprise Risk Management and Director of Compliance, Santander Bank, N.A. (2011-2017).
Mitchell Cepler Year of Birth: 1982	Vice President and Assistant Treasurer	Since 2015	Group Finance Manager, City National Rochdale (2011–present); Vice President and Assistant Treasurer, City National Rochdale Funds (2015-present), Select Strategies Fund (2016-present), and Strategic Credit Fund (2018-present).
Anthony Sozio Year of Birth: 1971	Vice President and Secretary	Since 2013	Assistant Vice President of Registered Fund Operations, City National Rochdale (1998-present); Vice President, City National Rochdale Funds (2013-present), Select Strategies Fund (2016-present), and
Strategic Credit Fund (2018-present); Secretary, City National Rochdale Funds (2019-present), Select Strategies Fund (2020-present), and Strategic Credit Fund (2020-present); Assistant Secretary, City National Rochdale Funds (2013-2019), Select Strategies Fund (2016-2020), and Strategic Credit Fund (2018-2020).

Matthew M. Maher SEI Investments One Freedom Valley Drive Oaks, Pennsylvania 19456 Year of Birth: 1975	Assistant Secretary	Since 2019	Counsel, SEI Investments Company (2018-present); Assistant Secretary, City National Rochdale Funds, Select Strategies Fund, and Strategic Credit Fund (2019-present); Attorney, Blank Rome LLP (2015-2018); Assistant Counsel and Vice President, Bank of New York Mellon (2013-2014); Attorney, Dilworth Paxson LLP (2006-2013).

(1)	Each officer serves until removed by the Board or the principal executive officer of the Trust, or until such officer resigns.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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